Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 298,428,709	$ 46,829,977	¥ 611,358,209		¥ 319,847,701
Investments in equity securities	157,988,851	24,791,898	242,378,696
Amounts due from a related party	310,419,860	48,711,650	9,770,871
Current	142,737,163	22,398,576	77,649,794
Total current assets	1,831,206,325	287,356,234	1,584,298,985
Non-current assets:
TOTAL ASSETS	4,667,060,561	732,363,645	4,094,954,517
Current liabilities:
Dividends payable	40,999,458	6,433,710
Short-term bank loans	356,000,000	55,864,168	150,000,000	$ 150,000,000
Long-term bank loans	352,000,000	55,236,481
Total current liabilities	1,249,949,292	196,144,319	869,529,464
Non-current liabilities:
Other long-term liabilities	132,046,925	20,721,044	115,862,713
Total liabilities	2,624,133,423	411,783,797	1,845,029,834
Shareholders' equity:
Additional paid-in capital	1,151,384,306	180,677,323	1,149,280,404
Retained earnings	326,298,618	51,203,374	570,042,924
Accumulated other comprehensive income	41,880,907	6,572,028	45,586,647
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,857,685,111	291,511,332	2,103,031,255
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,667,060,561	732,363,645	4,094,954,517
Common Class A
Shareholders' equity:
Ordinary shares, value	222,587,070	34,928,768	222,587,070
Common Class B
Shareholders' equity:
Ordinary shares, value	115,534,210	18,129,839	115,534,210
Parent Company
Current assets:
Cash and cash equivalents	22,609,979	3,547,999	193,351,177
Investments in equity securities	59,114,452	9,276,347	65,420,098
Amounts due from subsidiaries	113,057,771	17,741,232	14,683,443
Amounts due from a related party	202,502,545	31,777,068
Current			1,356,058
Total current assets	397,284,747	62,342,646	274,810,776
Non-current assets:
Investments in subsidiaries	1,977,459,895	310,306,609	1,852,091,157
Equity securities with readily determinable fair values	39,852,428	6,253,716	236,812,139
TOTAL ASSETS	2,414,597,070	378,902,971	2,363,714,072
Current liabilities:
Dividends payable	40,999,458	6,433,710
Short-term bank loans	30,200,000	4,739,039
Long-term bank loans	121,800,000	19,113,078
Amounts due to subsidiaries	350,308,050	54,970,977	248,360,177
Total current liabilities	543,307,508	85,256,804	248,360,177
Non-current liabilities:
Other long-term liabilities	13,604,452	2,134,835	12,322,640
Total liabilities	556,911,960	87,391,639	260,682,817
Shareholders' equity:
Additional paid-in capital	1,151,384,306	180,677,323	1,149,280,404
Retained earnings	326,298,618	51,203,374	570,042,924
Accumulated other comprehensive income	41,880,907	6,572,028	45,586,647
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,857,685,111	291,511,332	2,103,031,255
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,414,597,070	378,902,971	2,363,714,072
Parent Company | Common Class A
Shareholders' equity:
Ordinary shares, value	222,587,070	34,928,768	222,587,070
Parent Company | Common Class B
Shareholders' equity:
Ordinary shares, value	¥ 115,534,210	$ 18,129,839	¥ 115,534,210